Document And Entity Information	3 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001851484
Document Type	POS AM
Entity Registrant Name	CITIUS ONCOLOGY, INC.
Entity Incorporation, State or Country Code	DE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	Citius Oncology, Inc. (the “Company”) previously filed a registration statement with the Securities and Exchange Commission (the “SEC”) on Form S-1 (Registration No. 333-288656), as amended, which was declared effective by the SEC on July 16, 2025 (the “Registration Statement”). The Registration Statement, as amended by this Post-Effective Amendment No. 1 (this “Amendment”), pertains solely to the issuance by the Company of the remaining 6,818,182 shares of common stock underlying the warrants previously issued by the Company to investors in a registered public offering and 272,727 shares of common stock underlying the warrants issued by the Company to the placement agents in the registered public offering (collectively, the “Warrants”). The shares of common stock issuable upon exercise of the Warrants were initially registered on the Registration Statement. No additional securities are being registered under this Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.The Company is filing this Amendment to update the contents of the prospectus contained in the Registration Statement pursuant to Section 10(a)(3) of the Securities Act in respect of the continuous offering pursuant to Rule 415 of the shares of common stock described above.
Amendment Flag	true